Business Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands								12 Months Ended
	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Dec. 01, 2016	Oct. 15, 2015	Jun. 15, 2015	Dec. 31, 2017
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT	$ 2,383
Purchase price adjustments	3,381
Purchase price	5,764
Vessels and equipment	$ 96,000
Brasil Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment								$ 260
Lena Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT		$ 33,343
Purchase price adjustments		(108)
Purchase price		33,235
Vessels and equipment		$ 142,457
Lena Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment								2,741
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT			$ 28,109
Purchase price adjustments			3,650
Purchase price			31,759
Vessels and equipment			$ 145,772
Vigdis Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment								2,709
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT				$ 31,242
Purchase price adjustments				1,741
Purchase price				32,983
Vessels and equipment				$ 145,754
Tordis Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment								2,753
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT					$ (12,019)
Purchase price adjustments					7,271
Seller's credit					12,981
Seller's loan					12,019
Purchase price					20,252
Vessels and equipment					$ 116,751
Raquel Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment								1,663
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT						$ 10,472
Purchase price adjustments						2,391
Purchase price						12,863
Vessels and equipment						$ 115,000
Ingrid Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment								1,263
Dan Sabia [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT							$ 38,531
Purchase price adjustments							2,655
Purchase price							41,186
Vessels and equipment							$ 103,389
Dan Sabia [Member] | Vessel Acquired [Member]
Business Acquisition [Line Items]
Purchase price adjustments								$ 389